NOTE 5 - PREPAID AND OTHER CURRENT ASSETS - Schedule of Prepaid and Other Current Assets (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Subscription receivable			$ 100,000
Other receivable	$ 129,967	120,139	143,187
Prepaid expenses	20,450	26,600	23,320
Advance payment	21,000	21,000
Tax receivable	394	389	603
Deposit for acquisition of asset	362,000	357,500
Security deposit	20,000	20,000
Total prepaid and other current assets	$ 563,221	$ 545,628	$ 267,110